Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 21,080		$ 94,795		$ 152,706
Accounts receivable, net	112,233		128,213		107,012
Inventories	170,185		166,876		142,516
Prepaid expenses and other assets	3,313		3,238		3,792
Total current assets	306,811		393,122		406,026
Property, plant, and equipment, net	897,624		934,699		972,711
Reforestation	12,932		13,671		13,826
Intangibles and other assets, net	119,537		102,950		127,350
Goodwill					10,551
Total assets	1,336,904		1,444,442		1,530,464
Current liabilities:
Accounts payable	107,831		110,589		124,774
Accrued liabilities	95,814		139,682		118,923
Total current liabilities	203,645		250,271		243,697
Long-term debt	1,226,788	[1]	1,201,077	[1]	1,172,736	[1]
Other liabilities	52,458		54,278		42,614
Total liabilities	1,482,891		1,505,626		1,459,047
Commitments and contingencies (Note 12)
Equity:
Paid-in capital	322,757		321,110		318,690
Retained deficit	(445,124)		(353,636)		(231,019)
Accumulated other comprehensive loss	(23,620)		(28,658)		(16,254)
Total (deficit) equity	(145,987)		(61,184)		71,417
Total liabilities and equity	1,336,904		1,444,442		1,530,464
Included in the balance sheet line items above are related-party balances as follows (Note 14):
Accounts receivable			10,016		12,248
Intangibles and other assets, net	23,305		23,305		23,305
Accounts payable			743		808
Accrued liabilities			126
Long-term debt			$ 23,305		$ 23,305

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.